SHARE- BASED COMPENSATION (Schedule of Restricted Stock Units activity) (Details) - Restricted Stock Units [Member]	12 Months Ended
	Dec. 31, 2024 USD ($) Shares	Dec. 31, 2023 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Outstanding | Shares	41,420	19,658
Number of RSUs, Granted | Shares	1,300	35,260
Number of RSUs, Vested | Shares	(13,676)	(10,423)
Number of RSUs, Forfeited | Shares	(9,238)	(3,075)
Number of RSUs, Outstanding | Shares	19,806	41,420
Weighted average grant date fair value Outstanding | $	$ 12.4	$ 25.5
Weighted average grant date fair value Granted | $	9.67	7.5
Weighted average grant date fair value Vested | $	14.93	18.7
Weighted average grant date fair value Forfeited | $	9.2	20.1
Weighted average grant date fair value Outstanding | $	$ 11.87	$ 12.4